Related Party Contributions (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Disclosure Related Party Contributions Abstract
Related party contribution	$ 3,500	$ 8,050
Related party description	These contributions are not to be repaid and are recorded under additional paid in capital.